Summary Prospectus September 28, 2019 PNC International Equity Fund Class A – PMIEX Class C – PIUCX Class I – PIUIX Class R6 - PEIRX
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com. You may also obtain this information at no additional cost by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated September 28, 2019, and as supplemented from time to time, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.pncfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-622-FUND (3863) or send an email request to pncfundfulfillment@pnc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all PNC Funds held in your account if you invest through your financial intermediary or all PNC Funds held with the fund complex if you invest directly with the Fund.
On May 7, 2019, Federated Investors, Inc. (“Federated”) and The PNC Financial Services Group (“PNC”) announced that they had reached a definitive agreement for Federated to acquire certain components of PNC Capital Advisors LLC’s (“PCA”) investment management business. PCA currently serves as the investment adviser to each of the PNC Funds (individually, a “Fund,” and collectively, the “Funds”). The proposed transaction between Federated and PCA includes proposals to reorganize each Fund into a corresponding existing or new Federated mutual fund and the transition of the PCA international equity portfolio management team from PCA to Federated.
Each proposed reorganization involving a Fund is subject to a number of conditions. The Board of Trustees of the Funds has approved the proposals to reorganize each Fund into a corresponding existing or new Federated mutual fund. Shareholders of each PNC Fund will be provided an opportunity to vote on the proposed reorganization. Shareholders of record of each Fund on August 7, 2019 will receive a prospectus/proxy statement that will include important information regarding the proposed reorganization. Those shareholders should read that prospectus/proxy statement carefully when it is available. Completion of the transaction between Federated and PNC and each proposed reorganization involving a Fund are subject to certain regulatory approvals and other customary conditions. If all conditions are satisfied and approvals obtained, the transaction and reorganizations are expected to close in the fourth quarter of 2019. For more information about the proposed reorganization of your Fund, please consult the PNC Funds statutory prospectus.
It is proposed that your Fund be reorganized into Federated International Equity Fund. For more information, please consult the PNC Funds statutory prospectus.
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 124 and in the “Additional Purchase and Redemption Information” section of the Fund’s Statement of Additional Information on page 65.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	5.50%[1]	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%[2]	1.00%[3]	None	None
Redemption Fee	None	None	None	None

Summary Prospectus	PNC International Equity Fund
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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
		Class A		Class C		Class I		Class R6
Management Fees		0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees		0.00%[4]		0.75%		None		None
Other Expenses[5]		0.53%		0.99%		0.15%		0.12%
Shareholder Servicing Fees	0.25%		0.25%		None		None
Other	0.28%		0.74%		0.15%		0.12%
Total Annual Fund Operating Expenses		1.33%		2.54%		0.95%		0.92%
Fee Waiver and Expense Reimbursement[6]		(0.10)%		(0.56)%		None		(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[6]		1.23%		1.98%		0.95%		0.90%
[1]	A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
[3]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
[4]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the “Underwriter”) up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2020, at which time the Board will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time.
[5]	“Other Expenses” include indirect fees and expenses of Acquired Funds that do not exceed 0.01% of the average net assets of the Fund. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.
[6]	PNC Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund’s Total Annual Fund Operating Expenses exceed 1.23%, 1.98%, 0.98%, and 0.90% for Class A, Class C, Class I, and Class R6, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through September 28, 2020, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage expense limitation that was in effect (i) at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund or (ii) at the time of the reimbursement by the Fund. Any recoupment of fees waived or expenses reimbursed would be subject to the terms of any expense limitation agreement in place at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Class I, or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement, and the contractual limitation on Distribution (12b-1) Fees for Class A Shares, are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$668	$959	$1,271	$2,153
Class C Shares	$301	$737	$1,300	$2,834
Class I Shares	$97	$303	$525	$1,166
Class R6 Shares	$92	$291	$507	$1,129
For Class C Shares, you would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$201	$737	$1,300	$2,834
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a portfolio of equity securities that is tied economically to a number of countries throughout the world, typically three or more. The Fund has broad discretion to invest in issuers located or doing business throughout the world, including in both developed and emerging markets. The Fund does not expect to make additional investments in developing or emerging markets (the countries within the Americas, Europe, the Middle East, Africa, Asia, and Australasia not represented in the MSCI World Index as developed markets) if it would cause the Fund to have a greater than 10% overweight to developing or emerging markets as compared to the exposure of the MSCI ACWI ex USA Index to such countries. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may invest in companies of any capitalization.
The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, other mutual funds, and exchange-traded funds (“ETFs”).
The Fund may use ETFs, other mutual funds, closed-end funds and derivative instruments, to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, options, swaps, forward currency contracts, futures, and options on futures. Although the Fund may invest
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Summary Prospectus	PNC International Equity Fund

in derivatives of any kind, it expects to use futures contracts, forward currency contracts, and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund, though they may have that result. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.
PNC Capital Advisors, LLC (the “Adviser”) has delegated to Polaris Capital Management, LLC (“Polaris” or the “Sub-Adviser”) the responsibility for providing portfolio management services to a portion of the Fund’s assets. The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser manages the International Growth Component. Polaris furnishes investment advisory services to the International Value Component. The Adviser monitors the performance of Polaris and, at any point, the Adviser could change the allocation of the Fund’s assets between itself and Polaris on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris or vice versa and that the difference between such proportions could change from time to time.
The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.
Capitalization Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, small-cap stocks may be more volatile than those of larger companies and may have less liquidity, which can reduce their selling prices. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, the values of mid-cap-company stocks may be more volatile than those of larger companies.
Country Risk. Significant investment in a particular country will make the Fund’s performance more dependent upon the political, economic, and other circumstances relevant to that country than a mutual fund more widely diversified among issuers in different countries.
Currency Risk. To the extent that the Fund invests directly in foreign currencies or in securities that are denominated in, trade in, and pay revenues in, foreign currencies, or derivatives that provide exposure to foreign currencies, the Fund will be exposed to the risk that the currencies will decline in value relative to the
U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the hedged currency. Currency exchange rates in foreign countries may fluctuate significantly over short or long periods of time due to changes in interest rates, intervention (or lack thereof) by governments, central banks, or supranational entities, such as the International Monetary Fund, or the imposition of currency controls or other political or economic developments. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be especially high if the Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging or frontier market countries, which may give rise to market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes, or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures, and options on futures. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from those associated with investing directly in the reference asset. Derivatives can be volatile, illiquid, and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Generally speaking, some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. A small investment in derivatives can have a significant impact on the Fund’s exposure to, among other things, securities' market values, interest rates, or currency exchange rates. The Fund’s use of derivatives may also affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. In addition, there is also the risk that the Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.
Emerging Markets Risk. Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested
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Summary Prospectus	PNC International Equity Fund

capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.
Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.
Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.
Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.
Investment Company Risk. The Fund may invest in shares of other investment companies, including ETFs. To the extent that the Fund invests in shares of another investment company or ETF, investors bear their proportionate share of the expenses of the underlying investment company or ETF. ETFs and closed-end investment companies may trade at a price below their net asset value (“NAV”).
Issuer Risk. The value of the Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.
Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.
Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Value Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.
All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
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Summary Prospectus	PNC International Equity Fund

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares for the periods shown compare with those of one or more broad measures of market performance. Because Class R6 Shares of the Fund commenced operations on June 11, 2018, total return information is not yet available for a full calendar year and no performance information for Class R6 Shares is provided below. Financial information for Class R6 Shares of the Fund from June 11, 2018 through May 31, 2019 is available in the Financial Highlights section of this prospectus. Annual returns for Class R6 Shares would differ from those shown for Class I Shares only to the extent that Class R6 Shares and Class I Shares have different expenses. The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ from that of Class I Shares due to differences in expenses. The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges. Prior to October 31, 2013, GE Asset Management Incorporated (“GEAM”) served as a sub-adviser to a portion of the Fund’s assets. Performance information shown for periods prior to October 31, 2013 reflects the performance of the portion of the Fund previously managed by GEAM. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns
Best Quarter	29.75%	(6/30/2009)
Worst Quarter	-21.73%	(9/30/2011)
The Fund’s year-to-date total return for Class I Shares through June 30, 2019 was 14.37%.
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Class I Shares
Returns Before Taxes	(12.54)%	2.34%	9.70%
Returns After Taxes on Distributions[1]	(12.97)%	2.05%	9.48%
Returns After Taxes on Distributions and Sale of Fund Shares[1]	(6.81)%	1.89%	8.10%
Class A Shares
Returns Before Taxes	(17.54)%	0.89%	8.76%
Class C Shares
Returns Before Taxes	(14.25)%	1.37%	8.63%
MSCI ACWI ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(14.20)%	0.68%	6.57%
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A, Class C, and Class R6 Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distribution and sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
MANAGEMENT OF THE FUND
Investment Adviser
PNC Capital Advisors, LLC is the investment adviser to the Fund. Polaris serves as a sub-adviser to the Fund.
Portfolio Managers
Name	Years as Member of Fund’s Portfolio Management Team	Title
Martin C. Schulz	21	Managing Director
Calvin Y. Zhang	11	Senior Analyst/Portfolio Manager
Polaris
Bernard R. Horn, Jr.	14	President and Chief Investment Officer
Sumanta Biswas, CFA	14	Assistant Portfolio Manager
Bin Xiao, CFA	7	Assistant Portfolio Manager
Jason Crawshaw	5	Assistant Portfolio Manager
IMPORTANT ADDITIONAL INFORMATION
Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares by phone, mail, wire, or online on each day that the New York Stock Exchange (“NYSE”) is open. Shares cannot be purchased by wire transactions on days when banks are closed. Please refer to the share classes shown in the section entitled “Fund Fees and Expenses” for a list of the share classes available for purchase from a Fund.
By Phone, Wire, or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the Fund, you should contact PNC Funds by phone at 1-800-622-FUND (3863).
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Summary Prospectus	PNC International Equity Fund

By Mail: write to PNC Funds c/o The Bank of New York Mellon, P.O. Box 9795, Providence, RI 02940-9795.
By Internet: www.pncfunds.com.
Minimum Initial Investments:
•	In general, the Fund’s minimum initial investment is $1,000 for Class A and Class C Shares.
•	If purchasing Class A and Class C Shares through a Planned Investment Program (“PIP”), the minimum initial investment of $1,000 is waived as long as the minimum systematic purchase is $100[1].
•	There is no minimum investment amount for Class I and Class R6 Shares, except as described in the section of the statutory prospectus entitled “Purchasing, Exchanging, and Redeeming Fund Shares.”
Minimum Subsequent Investments:
•	The minimum subsequent investment amount for Class A and Class C Shares, including when shares are purchased through PIP, is $100[1].
•	For Class I and Class R6 Shares, there is no minimum subsequent investment amount.
•	For Class R6 Shares, specified plans may establish various minimum investment and account size requirements; ask your plan administrator for more information.
The initial and subsequent investment minimums may be reduced or waived in some cases.

[1]	Prior to September 28, 2017, PIPs were subject to initial and subsequent investment minimums of $50. PIP accounts established prior to that date will continue to be subject to the lower investment minimums.
Tax Information
A Fund’s distributions generally will be taxed to you as ordinary income or capital gains if you hold shares in a taxable account. If you are invested in a Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, you generally will not be subject to tax on Fund distributions so long as your Fund shares remain in the arrangement, but you may be taxed upon your withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.
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Summary Prospectus	PNC International Equity Fund

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PNC Funds
P.O. Box 9795
Providence, RI 02940-9795
SUM-EQINT-0919